INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4%
	APPAREL & TEXTILE PRODUCTS - 0.9%
1,455	Hermes International SCA	$ 2,672,656
528,637	PRADA SpA	2,766,451
		5,439,107
	ASSET MANAGEMENT - 2.0%
81,252	3i Group PLC	3,113,390
64,541	Brookfield Corporation	2,658,105
31,827	Julius Baer Group Ltd.	2,961,768
3,344	Partners Group Holding A.G.	3,031,613
		11,764,876
	AUTOMOTIVE - 3.0%
33,671	Continental A.G.	2,790,073
230,642	Denso Corporation	2,793,639
7,306	Ferrari N.V. (a)	3,087,516
1,237,249	Geely Automobile Holdings Ltd.	2,778,047
82,597	Mahindra & Mahindra Ltd. - GDR	2,907,414
7,661	Samsung SDI Company Ltd.(c)	3,232,512
		17,589,201
	BANKING - 7.9%
12,190,796	Bank Mandiri Persero Tbk P.T.	2,906,005
44,349	Bank Polska Kasa Opieki S.A.	3,083,627
16,912,580	Bank Rakyat Indonesia Persero Tbk P.T.	3,097,542
23,858	Commonwealth Bank of Australia	2,734,299
51,521	Danske Bank A/S	2,983,220
2,459,469	First Financial Holding Company Ltd.	2,737,224
253,782	Grupo Financiero Banorte SAB de CV	2,877,401
404,203	Intesa Sanpaolo SpA	3,188,258
185,469	KakaoBank Corporation	2,963,479
20,261	KBC Group N.V.	3,083,759
102,995	National Australia Bank Ltd.	2,851,704
18,314	OTP Bank Nyrt	2,634,253
97,680	Powszechna Kasa Oszczednosci Bank Polski S.A.	2,987,230
614,639	SCB X PCL	2,799,375
139,809	Standard Bank Group Ltd.	2,758,847

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	BANKING - 7.9% (Continued)
87,092	United Overseas Bank Ltd.	$ 2,847,568
		46,533,791
	BIOTECH & PHARMA - 3.1%
21,890	Celltrion, Inc.	3,023,826
57,487	Chugai Pharmaceutical Company Ltd.	2,487,638
33,812	CSL Ltd.	4,157,917
10,238	Genmab A/S(c)	3,376,127
483,251	H Lundbeck A/S	3,139,115
8,927	UCB S.A.	2,233,046
		18,417,669
	CHEMICALS - 6.4%
39,829	Akzo Nobel N.V.	2,855,175
28,088,748	Chandra Asri Pacific Tbk P.T.	3,094,590
303,642	Clariant A.G.	4,079,564
68,103	Croda International plc	3,191,809
3,140	EMS-Chemie Holding A.G.	3,068,872
150,097	Evonik Industries A.G.	3,315,143
652	Givaudan S.A.	2,647,331
43,949	Nutrien Ltd.	3,315,003
88,872	Solvay S.A.	2,668,122
36,464	Syensqo S.A.	3,440,080
27,002	Symrise A.G.	2,892,511
61,753	Yara International ASA	3,013,850
		37,582,050
	COMMERCIAL SUPPORT SERVICES - 1.9%
171,841	ALS Ltd.	2,737,977
89,285	Bureau Veritas S.A.	2,829,900
34,955	Intertek Group plc	2,768,305
23,093	SGS S.A.	2,650,105
		10,986,287
	CONSTRUCTION MATERIALS - 1.9%
30,436	Holcim A.G.	2,674,931
363,536	Siam Cement PCL (The) - GDR	2,861,884
13,293	Sika A.G.	3,158,343

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	CONSTRUCTION MATERIALS - 1.9% (Continued)
104,329	Wienerberger A.G.	$ 2,375,797
		11,070,955
	CONTAINERS & PACKAGING - 1.0%
89,962	Huhtamaki OYJ	3,357,244
164,971	SIG Combibloc Group A.G.(c)	2,792,002
		6,149,246
	DIVERSIFIED INDUSTRIALS - 0.5%
46,141	Alfa Laval A.B.	2,769,301

	ELECTRIC UTILITIES - 8.2%
4,708,565	Aboitiz Equity Ventures, Inc.	2,800,381
283,087	CLP Holdings Ltd.	2,842,264
129,950	E.ON S.E.	2,687,475
517,599	EDP - Energias de Portugal S.A.	2,813,208
170,917	EDP Renewables S.A.	2,712,590
59,130	Endesa S.A.	2,892,265
28,642,463	Enel Americas S.A.	2,593,175
232,968	Enel SpA	2,550,008
10,141,525	First Gen Corporation	4,105,057
46,650	Fortis, Inc.	2,577,960
117,796	Fortum OYJ	2,835,754
107,861	Iberdrola S.A.	2,516,381
42,023	RWE A.G.	2,863,052
82,471	SSE PLC	2,736,593
228,936	Terna - Rete Elettrica Nazionale	2,591,789
953,079	Vector Ltd.	2,769,496
42,288	Verbund A.G.	2,913,533
		47,800,981
	ELECTRICAL EQUIPMENT - 3.2%
25,751	ABB Ltd.	2,516,768
275,164	Delta Electronics Thailand PCL - GDR	2,066,593
47,533	Kone OYJ, Class B	2,914,827
137,722	Miura Company Ltd.	2,767,320
8,582	Schneider Electric S.E.	2,937,443

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	ELECTRICAL EQUIPMENT - 3.2% (Continued)
143,591	Signify N.V. (d)	$ 2,567,521
42,252	Vaisala Oyj	2,807,964
		18,578,436
	ENGINEERING & CONSTRUCTION - 1.8%
248,844	AFRY A.B.	2,673,677
39,865	Ferrovial S.E.	2,334,374
356,711	Worley Ltd.	2,612,949
21,802	WSP Global, Inc.	2,961,310
		10,582,310
	ENTERTAINMENT CONTENT - 0.4%
574,018	Bollore S.E.	2,560,973

	FOOD - 2.7%
114,282	AAK A.B. (a)	2,373,444
76,140	Ajinomoto Company, Inc.	2,574,651
823,574	Grupo Bimbo S.A.B. de C.V.	2,870,955
987,308	Premier Foods PLC	2,668,798
366,155	Tate & Lyle plc	2,748,494
946,890	Wilmar International Ltd.	2,860,560
		16,096,902
	FORESTRY, PAPER & WOOD PRODUCTS - 1.0%
332,395	Suzano S.A.	2,902,330
102,191	UPM-Kymmene OYJ	2,856,646
		5,758,976
	GAS & WATER UTILITIES - 1.9%
641,626	Hera SpA	2,841,732
3,124,506	Hong Kong & China Gas Company Ltd.	2,873,998
84,895	Naturgy Energy Group S.A.	2,905,782
371,804	Snam SpA	2,503,748
		11,125,260
	HEALTH CARE FACILITIES & SERVICES - 1.0%
59,671	Fresenius S.E. & Company KGaA	3,136,765
15,745	ICON plc(c)	2,597,768
		5,734,533

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	HOME & OFFICE PRODUCTS - 0.6%
49,907	SEB S.A.	$ 3,473,254

	HOME CONSTRUCTION - 0.5%
4,026	Geberit A.G.	2,840,031

	HOUSEHOLD PRODUCTS - 1.1%
31,294	Beiersdorf A.G.	2,876,706
16,621	LG H&H Company Ltd.	3,804,351
		6,681,057
	INDUSTRIAL REIT - 0.4%
122,729	Goodman Group	2,439,274

	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
895,815	B3 S.A. - Brasil Bolsa Balcao	2,818,224
9,878	Deutsche Boerse A.G.	3,305,292
57,038	Hong Kong Exchanges & Clearing Ltd.	3,094,050
25,111	London Stock Exchange Group plc	3,062,151
		12,279,717
	INSURANCE - 5.3%
289,946	AIA Group Ltd.	2,820,504
35,922	ASR Nederland N.V.	3,026,681
335,360	BB Seguridade Participacoes S.A.	2,609,118
252,224	Daiichi Life Group, Inc.	2,902,692
1,640	Fairfax Financial Holdings Ltd.	2,674,066
13,253	Intact Financial Corporation	2,565,303
722,787	Legal & General Group plc	2,873,363
44,818	Power Corp of Canada	2,969,866
257,102	Sampo OYJ, A Shares	2,905,279
2,452	Swiss Life Holding A.G.	2,787,777
117,345	Tryg A/S	2,810,124
		30,944,773
	INTERNET MEDIA & SERVICES - 1.5%
52,591	Naspers Ltd.	2,574,029
61,315	Prosus N.V.	2,730,573

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	INTERNET MEDIA & SERVICES - 1.5% (Continued)
28,155	REA Group Ltd.	$ 3,576,686
		8,881,288
	MACHINERY - 5.5%
31,740	ANDRITZ A.G.	3,075,539
259,633	Azbil Corporation	2,484,954
62,626	FANUC Corporation	2,373,667
39,751	GEA Group AG	3,103,598
62,197	KION Group A.G.	3,202,708
21,286	Krones A.G.	2,992,455
158,915	Metso Outotec OYJ	3,288,343
67,884	Sandvik A.B.	2,724,691
6,186	SMC Corporation	2,738,052
283,758	TOMRA Systems ASA	3,286,050
282,454	WEG S.A.	2,728,484
		31,998,541
	MEDICAL EQUIPMENT & DEVICES - 2.0%
46,581	Coloplast A/S - Series B	3,321,164
14,388	EssilorLuxottica S.A.	2,680,511
11,375	Sonova Holding A.G.	3,267,651
20,610	Straumann Holding A.G.	2,394,229
		11,663,555
	METALS & MINING - 4.8%
17,504	Agnico Eagle Mines Ltd.	3,551,824
54,127	Antofagasta plc	2,962,156
65,850	BHP Group Ltd.	3,125,893
199,910	Fortescue Ltd.	2,536,129
12,937	Franco-Nevada Corporation	3,403,226
22,688	Rio Tinto Ltd.	2,842,667
2,127,654	United Tractors Tbk P.T.	2,901,619
40,078	Valterra Platinum Limited	3,426,777
24,271	Wheaton Precious Metals Corporation	3,658,118
		28,408,409
	OIL & GAS PRODUCERS - 8.4%
88,025	Aker BP ASA	3,368,068

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	OIL & GAS PRODUCERS - 8.4% (Continued)
68,369	Canadian Natural Resources Ltd.	$ 3,427,946
107,412	Cenovus Energy, Inc.	3,450,328
105,960	Delek Group Ltd.	2,988,506
362,873	ENEOS Holdings, Inc.	3,041,489
114,801	Eni SpA	3,108,443
85,774	Equinor ASA	3,666,592
132,835	Inpex Corporation	3,290,255
226,821	MOL Hungarian Oil & Gas plc	3,645,493
43,549	OMV A.G.	3,465,907
80,728	ORLEN S.A.	3,340,992
545,783	Santos Ltd.	3,184,256
34,125	TotalEnergies S.E.	2,994,610
64,484	Tourmaline Oil Corporation	2,937,710
139,523	Woodside Energy Group Ltd.	3,242,070
		49,152,665
	REAL ESTATE OWNERS & DEVELOPERS - 2.3%
10,226	Delek Yizum Nechasim Ltd.(c)	218,833
3,196,053	New World Development Company Ltd. (a),(c)	2,687,009
8,505,795	SM Prime Holdings, Inc.	2,432,565
116,492	Sumitomo Realty & Development Company Ltd.	2,425,322
1,014,255	Swire Properties Ltd.	3,102,888
111,064	Vonovia S.E.	2,484,004
		13,350,621
	RETAIL - CONSUMER STAPLES - 2.2%
337,994	BIM Birlesik Magazalar A/S	2,839,968
1,104,223	Cencosud S.A.	2,314,144
135,259	Jeronimo Martins SGPS S.A.	2,828,700
362,332	President Chain Store Corporation	2,473,197
260,640	SM Investments Corporation	2,318,936
		12,774,945
	SEMICONDUCTORS - 2.4%
13,747	Advantest Corporation	2,899,078
5,585	Disco Corporation	2,031,888
30,473	Infineon Technologies A.G.	1,992,942

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	SEMICONDUCTORS - 2.4% (Continued)
152,600	Nordic Semiconductor ASA(c)	$ 2,712,832
9,794	NXP Semiconductors N.V.	2,200,124
90,965	Renesas Electronics Corporation	1,931,440
		13,768,304
	SOFTWARE - 2.2%
20,881	Check Point Software Technologies Ltd.(c)	2,900,580
1,385	Constellation Software, Inc.	3,136,569
130,170	Dassault Systemes S.E.	3,454,261
115,383	WiseTech Global Ltd.	3,339,425
		12,830,835
	STEEL - 0.5%
58,958	voestalpine A.G.	3,130,453

	TECHNOLOGY HARDWARE - 1.1%
11,498	Garmin Ltd.	3,266,697
525,323	Wistron Corporation	2,948,089
		6,214,786
	TECHNOLOGY SERVICES - 1.2%
105,302	Edenred S.E.	3,680,126
41,391	Wolters Kluwer N.V.	3,406,690
		7,086,816
	TELECOMMUNICATIONS - 0.9%
198,856	MTN Group Ltd.	2,333,962
782,668	Singapore Telecommunications Ltd.	2,795,462
		5,129,424
	TRANSPORTATION & LOGISTICS - 4.1%
86,148	Aena SME S.A.(d)	2,644,394
22,512	Canadian National Railway Company	2,810,853
11,352	DSV A/S	2,394,806
126,146	East Japan Railway Company	2,827,670
1,848,804	Eva Airways Corporation	2,448,129
11,144	Kuehne + Nagel International A.G.	2,975,190
83,511	Poste Italiane SpA (d)	2,696,376
42,366	Ryanair Holdings plc - ADR	2,345,806

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	TRANSPORTATION & LOGISTICS - 4.1% (Continued)
265,295	Transurban Group	$ 2,719,122
		23,862,346
	WHOLESALE - CONSUMER STAPLES - 0.5%
235,446	ITOCHU Corporation	3,106,797

	TOTAL COMMON STOCKS (Cost $482,737,470)	576,558,745

	PREFERRED STOCK — 0.5%
	CHEMICALS — 0.5%
35,613	Sociedad Quimica y Minera de Chile S.A., Class B (Cost $1,590,269)	2,899,926

	COLLATERAL FOR SECURITIES LOANED — 1.2%
	MONEY MARKET FUND - 1.2%
6,902,302	Fidelity Investments Money Market Government Portfolio - Institutional Class, 3.59% (Cost $6,902,302)(b)(e)	6,902,302

	TOTAL INVESTMENTS - 100.1% (Cost $491,230,041)	$ 586,360,973
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(521,605)
	NET ASSETS - 100.0%	$ 585,839,368

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
ASA	- Allmennaksjeselskap
A.Ş.	- Anonim Sirketi
GDR	- Global Depositary Receipt
KGaA	- Kommanditgesellschaft auf Aktien
LTD	- Limited Company
N.V.	- Naamloze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable
S.E.	- Societas Europaea
SpA	- Società per azioni
(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2026 was $6,515,905.
(b)	Security was purchased with cash received as collateral for securities on loan at August 31, 2026. Total collateral had a value of $6,902,302 at August 31, 2026.
(c)	Non-income producing security.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026 the total market value of 144A securities is $7,908,291 or 1.3% of net assets.
(e)	Rate disclosed is the seven day effective yield as of August 31, 2026.

INSPIRE INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Diversification of Assets
Country	% of Net Assets
Common Stocks
Switzerland	8.0%
Canada	7.9%
Japan	7.3%
Australia	7.2%
Germany	6.4%
France	4.7%
United Kingdom	4.5%
Italy	3.8%
Netherlands	3.8%
Finland	3.6%
Denmark	3.1%
Hong Kong	3.0%
Norway	2.7%
Austria	2.6%
Spain	2.3%
South Korea	2.2%
Indonesia	2.0%
Philippines	2.0%
Belgium	1.9%
South Africa	1.9%
Brazil	1.9%
Taiwan	1.8%
Sweden	1.8%
Poland	1.6%
Singapore	1.4%
Thailand	1.3%
Hungary	1.1%
Israel	1.0%
Mexico	1.0%
Portugal	1.0%
Ireland	0.8%
Chile	0.8%
India	0.5%
Turkey	0.5%
Cayman Islands	0.5%
New Zealand	0.5%
Total Common Stocks	98.4%
Preferred Stock
Chile	0.5%
Total Preferred Stock	0.5%
Collateral For Securities Loaned	1.2%
Liabilities In Excess Of Other Assets	-0.1%
Total Net Assets	100.0%